ORGANIZATION AND PRINCIPAL ACTIVITIES - Reverse Recapitalization (Details) - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net loss per share attributable to KAH's shareholders - basic and diluted:
Loss per share from continuing operations(i)	[1]	$ (0.13)	$ (1.39)	$ (3.56)
Loss per share from discontinued operations	[1]			(0.02)
Net loss per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted(i):	[1]	$ (0.13)	$ (1.39)	(3.58)
Before adjustment
Net loss per share attributable to KAH's shareholders - basic and diluted:
Loss per share from continuing operations(i)				(0.56)
Loss per share from discontinued operations				0.00
Net loss per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted(i):				$ (0.56)

[1]	Share and per share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)